Note 21 - Changes in Equity - Carrying Value Adjustments (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Balance	R$ 46,651.3	R$ 50,333.7	R$ 43,644.7
Gains/(losses) on translation of foreign operations	1,952.3	(4,127.7)	3,414.2
Cash flow hedges	513.7	(1,073.3)	664.6
Actuarial gain/(losses)	124.6	(129.6)	(24.5)
Total comprehensive income	10,441.1	7,752.8	16,933.5
Options granted on subsidiary	(380.4)	(144.1)	(189.4)
Gains/(losses) of controlling interest´s share	17.4	34.8	5.6
Exchange transaction of shareholdings		(3.1)
Reversal effect of revaluation of fixed assets by predecessor
Tax on fictitious dividends	(38.7)
Balance	47,982.8	46,651.3	50,333.7
Carrying value adjustments, translation reserves [member]
Statement Line Items [Line Items]
Balance	(289.5)	3,472.2
Gains/(losses) on translation of foreign operations	1,928.6	(3,728.7)
Cash flow hedges
Actuarial gain/(losses)
Total comprehensive income	1,928.6	(3,728.7)
Options granted on subsidiary
Gains/(losses) of controlling interest´s share
Exchange transaction of shareholdings		(33.0)
Reversal effect of revaluation of fixed assets by predecessor
Tax on fictitious dividends
Balance	1,639.1	(289.5)	3,472.2
Carrying value adjustments, cash flow hedge [member]
Statement Line Items [Line Items]
Balance	(144.5)	932.2
Gains/(losses) on translation of foreign operations
Cash flow hedges	513.4	(1,076.7)
Actuarial gain/(losses)
Total comprehensive income	513.4	(1,076.7)
Options granted on subsidiary
Gains/(losses) of controlling interest´s share
Exchange transaction of shareholdings
Reversal effect of revaluation of fixed assets by predecessor
Tax on fictitious dividends
Balance	368.9	(144.5)	932.2
Carrying value adjustments, actuarial gains/losses [member]
Statement Line Items [Line Items]
Balance	(1,262.2)	(1,131.5)
Gains/(losses) on translation of foreign operations
Cash flow hedges
Actuarial gain/(losses)	117.7	(130.7)
Total comprehensive income	117.7	(130.7)
Options granted on subsidiary
Gains/(losses) of controlling interest´s share
Exchange transaction of shareholdings
Reversal effect of revaluation of fixed assets by predecessor
Tax on fictitious dividends
Balance	(1,144.5)	(1,262.2)	(1,131.5)
Carrying value adjustments, put option granted on subsidiary [member]
Statement Line Items [Line Items]
Balance	(2,390.9)	(2,246.7)
Gains/(losses) on translation of foreign operations
Cash flow hedges
Actuarial gain/(losses)
Total comprehensive income
Options granted on subsidiary	(380.4)	(144.2)
Gains/(losses) of controlling interest´s share
Exchange transaction of shareholdings
Reversal effect of revaluation of fixed assets by predecessor
Tax on fictitious dividends
Balance	(2,771.3)	(2,390.9)	(2,246.7)
Carrying value adjustments, gains/ of non-controlling interest´s share [member]
Statement Line Items [Line Items]
Balance	2,150.7	2,123.6
Gains/(losses) on translation of foreign operations
Cash flow hedges
Actuarial gain/(losses)
Total comprehensive income
Options granted on subsidiary
Gains/(losses) of controlling interest´s share	(12.1)	(2.8)
Exchange transaction of shareholdings		29.9
Reversal effect of revaluation of fixed assets by predecessor
Tax on fictitious dividends	(38.7)
Balance	2,099.9	2,150.7	2,123.6
Carrying value adjustments, business combination [member]
Statement Line Items [Line Items]
Balance	156.1	156.1
Gains/(losses) on translation of foreign operations
Cash flow hedges
Actuarial gain/(losses)
Total comprehensive income
Options granted on subsidiary
Gains/(losses) of controlling interest´s share
Exchange transaction of shareholdings
Reversal effect of revaluation of fixed assets by predecessor
Tax on fictitious dividends
Balance	156.1	156.1	156.1
Carrying value adjustments, accounting adjustments for transactions between shareholders [member]
Statement Line Items [Line Items]
Balance	(75,238.8)	(75,162.9)
Gains/(losses) on translation of foreign operations
Cash flow hedges
Actuarial gain/(losses)
Total comprehensive income
Options granted on subsidiary
Gains/(losses) of controlling interest´s share
Exchange transaction of shareholdings
Reversal effect of revaluation of fixed assets by predecessor	(75.9)	(75.9)
Tax on fictitious dividends
Balance	(75,314.7)	(75,238.8)	(75,162.9)
Carrying value adjustments [member]
Statement Line Items [Line Items]
Balance	(77,019.1)	(71,857.0)	(75,267.9)
Gains/(losses) on translation of foreign operations	1,928.6	(3,728.8)	3,018.9
Cash flow hedges	513.4	(1,076.7)	666.2
Actuarial gain/(losses)	117.7	(130.7)	(22.4)
Total comprehensive income	2,559.7	(4,936.2)	3,662.7
Options granted on subsidiary	(380.4)	(144.1)	(189.4)
Gains/(losses) of controlling interest´s share	(12.1)	(2.8)	13.5
Exchange transaction of shareholdings		(3.1)
Reversal effect of revaluation of fixed assets by predecessor	(75.9)	(75.9)	(75.9)
Tax on fictitious dividends	(38.7)
Balance	R$ (74,966.5)	R$ (77,019.1)	R$ (71,857.0)